Loss Per Common Share (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share	54,300	50,196	48,834	44,406
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share	23,724	12,248	12,240	11,410
Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share	9,819	13,850	12,850	12,150
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share		291	187
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share	20,757	23,807	23,557	20,846